Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($)	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Total [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Non-controlling interests [Member]	Redeemable Convertible Preferred Stock [Member] Preferred Stock [Member]	Non-redeemable convertible preferred stock Preferred Stock [Member]	PATHFINDER ACQUISITION CORPORATION [Member]	PATHFINDER ACQUISITION CORPORATION [Member] Additional Paid-in Capital [Member]	PATHFINDER ACQUISITION CORPORATION [Member] Accumulated Deficit [Member]	PATHFINDER ACQUISITION CORPORATION [Member] Class A [Member] Ordinary Shares [Member]	PATHFINDER ACQUISITION CORPORATION [Member] Class B [Member] Ordinary Shares [Member]
Balance at Dec. 31, 2020		$ 1,000	$ 0	$ (77,765,000)	$ 2,887,000	$ (90,500,000)	$ 9,847,000	$ 36,796,000	$ 143,222,000	$ 17,000	$ 24,137	$ (8,000)		$ 863
Balance (in Shares) at Dec. 31, 2020		9,050,160						6,562,724	49,792,827				0	8,625,000
Stock-based compensation expense			786,000	786,000
Accretion of Series D-1 convertible preferred stock			(1,069,000)	(2,511,000)		(1,442,000)		$ 2,511,000
Excess cash received over the fair value of the private warrants										2,040,000	2,040,000
Accretion of Class A ordinary shares subject to possible redemption amount										(27,827,371)	(2,064,137)	(25,763,234)
Forfeiture of Class B ordinary shares											50			$ (50)
Forfeiture of Class B ordinary shares (in Shares)													0	(500,000)
Subsequent measurement of Class A ordinary shares subject to redemption against additional paid-in capital											(50)	50
Issuance cost of Series E preferred stock									$ (30,000)
Issuance of common stock for exercise of options, Value			58,000	58,000
Adjustment for accretion of Class A ordinary shares subject to possible redemption amount - accumulated deficit										17,947,372
Issuance of common stock for exercise of options, Shares	133,932	133,932
Issuance of common stock warrants			225,000	225,000
Foreign currency translation adjustment				(1,456,000)	(1,456,000)
Dissolution of TDI entity				(1,164,000)			(1,164,000)
Net income (loss)	$ (18,959,000)			(18,959,000)		(17,659,000)	(1,300,000)			7,973,301		7,973,301
Balance at Dec. 31, 2021	$ (100,786,000)	$ 1,000	0	(100,786,000)	1,431,000	(109,601,000)	7,383,000	$ 39,307,000	$ 143,192,000	(17,797,070)		(17,797,883)		$ 813
Balance (in Shares) at Dec. 31, 2021		9,184,092						6,562,724	49,792,827				0	8,125,000
Stock-based compensation expense			1,699,000	1,699,000
Accretion of Series D-1 convertible preferred stock			(2,684,000)	(2,684,000)				$ 2,684,000
Issuance of common stock for exercise of options, Value			1,659,000	1,659,000
Adjustment for accretion of Class A ordinary shares subject to possible redemption amount - accumulated deficit										7,492,812		7,492,812
Issuance of common stock for exercise of options, Shares	3,566,931	3,566,931
Issuance of common stock warrants			18,000	18,000
Foreign currency translation adjustment				(3,077,000)	(3,077,000)
Issuance of Series B convertible preferred stock for exercise of warrants, Share									5,673
Net income (loss)	$ (33,047,000)			(33,047,000)		(32,415,000)	(632,000)			(216,565)		(216,565)
Balance at Dec. 31, 2022	$ (136,218,000)	$ 1,000	$ 692,000	$ (136,218,000)	$ (1,646,000)	$ (142,016,000)	$ 6,751,000	$ 41,991,000	$ 143,192,000	$ (10,520,823)		$ (10,521,636)		$ 813
Balance (in Shares) at Dec. 31, 2022		12,751,023						6,562,724	49,798,500				0	8,125,000